Intangible assets—other - Roll forward (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 521
Intangible assets other than goodwill at end of period	546	$ 521
Net book value	546	521
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	141
Intangible assets other than goodwill at end of period	149	141
Net book value	149	141
Trade names and brands
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	107
Intangible assets other than goodwill at end of period	89	107
Net book value	89	107
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	230
Intangible assets other than goodwill at end of period	265	230
Net book value	265	230
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	43
Intangible assets other than goodwill at end of period	43	43
Net book value	43	43
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	1,497	1,236
Exchange rate adjustment	6	10
Acquisitions	164	151
Adjustment to fair value on prior year acquisitions		15
Additions	72	87
Disposals and transfers		2
Disposals and transfers	10
Intangible assets other than goodwill at end of period	1,579	1,497
Reclassification as held for sale	150
Net book value	1,579	1,497
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	306	203
Exchange rate adjustment	3	5
Acquisitions	0	13
Adjustment to fair value on prior year acquisitions		0
Additions	72	87
Disposals and transfers		2
Disposals and transfers	10
Intangible assets other than goodwill at end of period	305	306
Reclassification as held for sale	66
Net book value	305	306
Cost | Trade names and brands
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	231	192
Exchange rate adjustment	0	1
Acquisitions	17	34
Adjustment to fair value on prior year acquisitions		4
Additions	0	0
Disposals and transfers		0
Disposals and transfers	0
Intangible assets other than goodwill at end of period	230	231
Reclassification as held for sale	18
Net book value	230	231
Cost | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	787	673
Exchange rate adjustment	3	4
Acquisitions	132	101
Adjustment to fair value on prior year acquisitions		9
Additions	0	0
Disposals and transfers		0
Disposals and transfers	0
Intangible assets other than goodwill at end of period	857	787
Reclassification as held for sale	65
Net book value	857	787
Cost | Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	173	168
Exchange rate adjustment	0	0
Acquisitions	15	3
Adjustment to fair value on prior year acquisitions		2
Additions	0	0
Disposals and transfers		0
Disposals and transfers	0
Intangible assets other than goodwill at end of period	187	173
Reclassification as held for sale	1
Net book value	187	173
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(976)	(813)
Exchange rate adjustment	(4)	(6)
Amortization charge for the year	173	165
Disposals and transfers		(8)
Disposals and transfers	(12)
Intangible assets other than goodwill at end of period	(1,033)	(976)
Reclassification as held for sale	(108)
Net book value	(1,033)	(976)
Accumulated amortization and impairment losses | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(165)	(136)
Exchange rate adjustment	(2)	(2)
Amortization charge for the year	39	35
Disposals and transfers		(8)
Disposals and transfers	(12)
Intangible assets other than goodwill at end of period	(156)	(165)
Reclassification as held for sale	(38)
Net book value	(156)	(165)
Accumulated amortization and impairment losses | Trade names and brands
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(124)	(95)
Exchange rate adjustment	0	(1)
Amortization charge for the year	28	28
Disposals and transfers		0
Disposals and transfers	0
Intangible assets other than goodwill at end of period	(141)	(124)
Reclassification as held for sale	(11)
Net book value	(141)	(124)
Accumulated amortization and impairment losses | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(557)	(469)
Exchange rate adjustment	(2)	(3)
Amortization charge for the year	91	85
Disposals and transfers		0
Disposals and transfers	0
Intangible assets other than goodwill at end of period	(592)	(557)
Reclassification as held for sale	(58)
Net book value	(592)	(557)
Accumulated amortization and impairment losses | Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(130)	(113)
Exchange rate adjustment	0	0
Amortization charge for the year	15	17
Disposals and transfers		0
Disposals and transfers	0
Intangible assets other than goodwill at end of period	(144)	(130)
Reclassification as held for sale	(1)
Net book value	$ (144)	$ (130)